CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 13,348,373	$ 17,340,931	$ 14,905,754
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	59,695,888	39,207,197	32,355,146
Depreciation and amortization	4,906,380	4,631,106	4,268,716
Provision for deferred (prepaid) taxes	444,780	522,773	(2,445,235)
Earnings in equity method investment	0	0	(739,017)
Equipment and amortization on securities	(425,618)	(321,369)	364,400
Decrease (increase) in miscellaneous other assets	(1,758,206)	333,470	(1,887,637)
Decrease in other liablities	(2,051,933)	(96,798)	8,036,584
Net Cash Provided by (Used in) Operating Activities	74,159,664	61,617,310	54,858,711
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(540,426,634)	(510,440,178)	(443,896,871)
Loan payments	407,678,188	374,784,512	349,066,518
Purchases of securities, available for sale	(3,265,479)	(32,488,192)	(36,224,740)
Redemption of equity fund investment	0	0	26,940,966
Sales of securities, available for sale	14,873,211	12,621,827	0
Redemptions of securities, available for sale	9,145,000	5,350,000	7,085,000
Redemptions of securities, held to maturity	400,000	4,155,000	6,680,000
Capital expenditures	(5,047,495)	(4,489,551)	(5,972,422)
Proceeds from sale of equipment	132,478	94,020	160,805
Net Cash Provided by (Used in) Investing Activities	(116,510,731)	(150,412,562)	(96,160,744)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Senior Demand Notes	2,910,714	1,520,425	(1,348,501)
Advances on credit line	189,428,300	79,445,656	543,573
Payments on credit line	(131,258,300)	(26,265,656)	(543,573)
Commercial paper issued	76,624,561	63,064,642	48,097,953
Commercial paper redeemed	(46,936,830)	(44,173,634)	(29,809,883)
Subordinated debt issued	6,677,992	5,703,527	6,753,944
Subordinated debt redeemed	(7,943,418)	(8,920,980)	(8,113,886)
Dividends / distributions paid	(2,719,240)	(2,796,641)	(146,437)
Net Cash Provided by (Used in) Financing Activities	86,783,779	67,577,339	15,433,190
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	44,432,712	(21,217,913)	(25,868,843)
CASH AND CASH EQUIVALENTS, beginning	14,025,868	35,243,781	61,112,624
CASH AND CASH EQUIVALENTS, ending	58,458,580	14,025,868	35,243,781
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest Paid	19,156,155	13,626,034	12,846,279
Income Taxes	3,346,023	2,235,000	5,696,835
Non-cash Exchange of Investment Securitie	0	341,692	0
Lease Assets and Associated Liabilities	$ 29,781,213	$ 0	$ 0